Note 6 - Derivatives Measured at Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Issuance	$ 36,665	$ 44,138
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Issuance	395,082	9,212,285
Balance at beginning of year	10,035,625	0
Transfer to Level 3	0	2,250,000
Net unrealized gain included in operations	(5,328,515)	(1,470,798)
Balance at December 31, 2015	$ 5,138,857	$ 10,035,625